APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              Fixed Income SHares
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series
or class of securities for
which this Form is filed (If
the Form is being filed for
 all series and classes of
securities of the issuer, check
 the box but do not list series of (classes):           x


3. Investment Company Act File Number: 811-09721



Securities Act File Number:  333-92415




4. (a).  Last day of fiscal year for
 which this Form is filed:  October 31, 2002



4. (b).    Check box if this Form
is being filed late (i.e., more
 than 90 calendar days after the end of the
                     issuers
 fiscal year).  (See Instruction A.2)


Note:  If the Form is being filed late,
interest must be paid on the registration fee due.



4. (c).    Check box if this is the
last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price
 of securities sold during the
 fiscal year pursuant
 to section 24(f):$360,109,154

II. Aggregate price of securities redeemed or
Repurchased during the fiscal year.	$(42,388,289)

III Aggregate price of Securities
 redeemed or repurchased
 during any prior fiscal year
 ending no earlier than
October 11, 1995 that were
 not previously used to
            reduce registration
 fees payable to the Commission:	$____0_____


IV Total available redemption
 credits (add Items (II) and (5(III)$42,388,289

V Net sales if Item 5(IV) is greater than Item 5(IV)
subtract Item 5(IV) from Item 5(I)	$317,720,865

VI. Redemption credits available
 for use in future years		$_(_______)_
If Item 5(I) is less than Item 5(IV) subtract Item
5(IV) from Item 5(I):

VII. Multiplier for determining
registration fee (See	X.000092
Instruction C.9).

VIII. Registration fee due multiply
 Item 5(V) by Item$29,230.32
5(VII) (enter 0 if no fee is due):

6. Prepaid Shares

If the response to Item 5(I) was
determined by deducting an amount
of securities that were registered
under the Securities Act of 1933
pursuant to rule 24e-2 as in effect
 before October 11, 1997 then report the amount of securities (number of shares or units) deducted here:_-0-_  .
If there is a number of shares or other
units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal
year for which this form is filed
 that are available for use by
 the issuer in future fiscal years,
then state that number here:_-0-___.


7.   	Interest due if this Form
is being filed more
than 90 days after
 the end of the issuers
fiscal year (see instruction D):
		+$_-0-
8.           Total of the amount
 of the registration fee due
plus any interest due line 5(VIII) plus line 7:


 $29,230.32


9.            Date the
registration fee and any interest payment
 was sent to the Commissions lockbox
               depository:

Method of Delivery:

 Wire Transfer

  Mail or other means
SIGNATURES



This report has been
signed below by the following
 persons on behalf of the
issuer and in the capacities
and on the dates indicated.


By (Signature and Title) Lawerence G. Altadonna

			    _Treasurer__________________


Date ____12-27-02__________

Please print the name
 and title of the signing officer
 below the signature.